DEBT - Summary of movements in debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance	$ (10,606)
Long-term debt, beginning balance	1,370,067
Loan draw downs	531,820
Proceeds from issuance of debt	0
Loan repayments	(565,003)
Repayment of debt issuance cost	0
Capitalized financing fees and expenses for drawn debt	(4,687)
Amortization of deferred charges	3,321	$ 3,066
Long-term debt, gross, ending balance	1,347,490
Deferred charges, ending balance	(11,972)
Long-term debt, ending balance	1,335,518
Floating rate debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,380,673
Loan draw downs	531,820
Loan repayments	(565,003)
Capitalized financing fees and expenses for drawn debt	0
Amortization of deferred charges	0
Long-term debt, gross, ending balance	$ 1,347,490